Consolidated Statements of Mezzanine Equity And Stockholders' Equity - USD ($)	Common Class Subject to Redemption [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member] Series C Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022				$ 701	$ 7,350,873	$ (2,335,949)	$ 5,015,625
Balance, shares at Dec. 31, 2022			4,851	7,015,886
Board Compensation				$ 33	327,466		$ 327,499
Board Compensation, shares				325,721			325,721
Series B preferred stock and warrant issued					2,000,000		$ 2,000,000
Series B preferred stock and warrant issued, shares		2,000
Net loss						(2,097,013)	(2,097,013)
Balance at Dec. 31, 2023				$ 734	9,678,339	(4,432,962)	5,246,111
Balance, shares at Dec. 31, 2023		2,000	4,851	7,341,607
Board Compensation					10,000		10,000
Series B preferred stock and warrant issued					1,000,000		1,000,000
Series B preferred stock and warrant issued, shares		1,000
Net loss						1,229,601	1,229,601
Acquisition of WAVS	$ 1,917,309			$ 325	(4,018,279)		(4,017,954)
Acquisition of WAVS, shares	173,879			3,251,000
Balance at Dec. 31, 2024	$ 1,917,309			$ 1,059	$ 6,670,060	$ (3,203,361)	$ 3,467,758
Balance, shares at Dec. 31, 2024	173,879	3,000	4,851	10,592,607